[EQUITABLE AMERICA]

DARIN SMITH

Lead Director and

Associate General Counsel

(319) 573-2676

darin.smith@equitable.com

September 30, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Post-Effective Amendment No. 1 to Form S-3 Registration Statement

Registration Statement No. 333-265027

CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”).

Please note that the prospectus supplement contained in the Registration Statement will also be filed separately by 497 on Form N-4 by Equitable America Variable Account No. 70A of Equitable America.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310